Prepaid Expenses and Other Assets, Net	12 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER ASSETS, NET

NOTE 6 – PREPAID EXPENSES AND OTHER ASSETS, NET

Prepaid expenses and other assets, net consisted of the following:

	March 31, 2026	March 31, 2025
Deposits (1)	$1,047,479	$1,289,233
Consumption tax receivable (2)	2,386,809	1,356,687
Income tax receivable (3)	-	1,521,706
Other receivables (4)	2,517,466	2,345,069
Advance to suppliers (5)	1,202,925	8,475,048
Prepaid expenses and others	230,421	347,150
Allowance for credit losses	(14,131)	(14,974)
Subtotal	7,370,969	15,319,919
Less: current portion of prepaid expenses and other current assets, net	(6,127,587)	(13,542,183)
Long-term prepaid expenses and other non-current assets, net	$1,243,382	$1,777,736

(1)	Deposits primarily include security deposits paid to landlords for the Company’s retail stores and distribution centers as well as security deposits paid to the Company’s suppliers and to third-party platform operators for the operations of online stores.

(2)	Consumption tax receivable is the consumption tax the Company is eligible to be received from the tax authorities for excess input consumption tax (See note 13(c) - tax payable).

(3)	Regarding the tax examination as mentioned in Note 13, the Company filed a request for review with the National Tax Tribunal on February 22, 2024, challenging the legality of the reassessment decision and the imposition of additional tax penalties issued by the Tokyo Regional Taxation Bureau. In the review request, the Company argued that the Tokyo Regional Taxation Bureau’s decision was unlawful as it was based on factual errors that contradicted objective evidence and lacked reasonable grounds, making it subject to cancellation. On February 13, 2025, the Company received a ruling from the National Tax Tribunal, dated February 12, 2025, which upheld the Company’s request and annulled the disposition. As of March 31, 2025, the income tax receivable balance was $1,521,706, which represented the net amount to be refunded by Tokyo Regional Taxation Bureau. The amount was fully received by the Company during the fiscal year ended March 31, 2026.

(4)	Other receivables as of March 31, 2026 and 2025 included approximately $1.4 million and $1.5 million due from a third-party warehouse and logistics service provider (the “Service Provider”). The Company engaged the Service Provider for warehouse and logistics services previously; however, due to the tax examination mentioned in Note 5, the Service Provider failed to provide relevant export documents for consumption tax examination, which caused the additional consumption tax to be paid to the tax authority by the Company. As a result, the Company terminated its warehouse and logistics services, and the unutilized service fees will be repaid by the Service Provider. As of March 31, 2026 and 2025, the Company provided an allowance for credit loss of $14,016 and $14,841 for the receivable from the Service Provider according to the Company’s accounting policy based on its best estimates. Pursuant to the above-mentioned repayment schedule in Note 5, these receivables will be fully collected within one year.

(5)	Advances to suppliers consist of mainly payments to suppliers for products that have not been received. The Company entered into a sales agreement with a wholesale customer and received advance payment of approximately $7.0 million during the fiscal year ended March 31, 2025. In order to fulfill the sales agreement, the Company made advance payments to its suppliers to secure the products. However, the Company’s sales agreements with its wholesale customer and procurement agreements with suppliers were mutually terminated concurrently in January 2026. In February 2026, the Company and the wholesale customer and the suppliers entered into settlement agreements, pursuant to which the suppliers refunded the full amount to the customer directly. As a result, the advance payment received from the customer and advance to suppliers were fully offset, and the balance of related to the above transactions was $nil as of March 31, 2026.